Other Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Schedule of the Major Components of Other Accrued Expenses (Current)

The following table details the major components of Other accrued expenses (current):

	December 31, 2017	December 31, 2016
Unearned/deferred revenue	$4,487	$3,787
Warranty	2,978	4,568
Restructuring and exit costs	2,551	459
Taxes other than income	2,432	1,424
Accrued freight, travel and transportation	1,397	1,384
Short-term capital lease obligations	1,041	694
Accrued rebates	617	473
Other (none of which are individually significant)	6,447	8,837

Total other accrued expenses	$21,950	$21,626

Schedule of the Major Components Of Other Liabilities (Noncurrent)

The following table details the major components of Other liabilities (noncurrent):

	December 31, 2017	December 31, 2016
Defined benefit and other post-retirement benefit plans	$12,650	$16,510
Long-term capital lease obligations	3,742	1,919
Warranty	92	98
Other (none of which are individually significant)	207	756

Total other liabilities	$16,691	$19,283

Schedule of the Changes in the Carrying Amount of Product Warranties

The changes in the carrying amount of product warranties were as follows:

	Years Ended December 31,
	2017	2016	2015
Balance, beginning of year	$4,666	$4,421	$6,717
Provision for warranties	309	2,109	1,266
Settlements made	(1,896)	(1,518)	(3,168)
Other adjustments, including currency translation	(9)	(346)	(394)

Balance, end of year	$3,070	$4,666	$4,421